Debt - Schedule of Debt (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Debt Instrument [Line Items]
Revolving credit facility			$ 26,000
Long-term debt:
Long-term debt, total	$ 1,062,693	$ 1,064,917	662,987
Current portion of long-term debt		5,275	4,220
Current portion of long-term debt	5,275	5,275	30,220
Long-term debt	1,057,418	1,059,642	658,767
Credit Facility [Member]
Long-term debt:
Long-term debt, total	412,468	413,369	417,016
Senior Notes [Member]
Long-term debt:
Long-term debt, total	$ 650,225	$ 651,548	$ 245,971